Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements (Details)	Jun. 30, 2026	Jun. 30, 2025
Year-End Spot Rate [Member]
Schedule of Currency Exchange Rates Used in Consolidated Financial Statements [Line Items]
Currency exchange rates	0.067851	0.071636
Average Rate [Member]
Schedule of Currency Exchange Rates Used in Consolidated Financial Statements [Line Items]
Currency exchange rates	0.068624	0.072526